Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
Segment Information
In 2015, FIS finalized a reorganization and began reporting its financial performance based on three segments: Integrated Financial Solutions (“IFS”), Global Financial Solutions (“GFS”) and Corporate and Other. We recast all previous periods to conform to the new segment presentation. Following our November 30, 2015 acquisition of SunGard, the SunGard business then acquired was included within the GFS segment as its economic characteristics, international business model, and various other factors largely aligned with those of our GFS segment. As we have further integrated the acquired SunGard businesses through March 31, 2016, we have reclassified certain SunGard businesses (corporate liquidity and wealth management) that are oriented more to the retail banking and payments activities of IFS into that segment. Certain other non-strategic businesses from both SunGard (public sector and education) and legacy FIS (commercial services and check processing) have been reclassified to the Corporate and Other segment, as have SunGard administrative expenses.
Summarized financial information for the Company’s segments is shown in the following tables, reclassified to conform to the current segment presentation.
As of and for the year ended December 31, 2015 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,844.8	$2,360.7	$389.7	$6,595.2
Operating expenses	2,502.6	1,954.7	1,038.7	5,496.0
Operating income	$1,342.2	$406.0	$(649.0)	1,099.2
Other income (expense) unallocated				(62.3)
Income from continuing operations				$1,036.9
Depreciation and amortization	$226.4	$146.5	$296.6	$669.5
Capital expenditures (1)	$235.3	$167.6	$21.6	$424.5
Total assets	$10,035.5	$9,507.7	$6,725.0	$26,268.2
Goodwill	$7,676.0	$6,605.4	$463.3	$14,744.7
(1) Capital expenditures include $9.2 million of capital leases.

As of and for the year ended December 31, 2014 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,679.6	$2,198.8	$535.4	$6,413.8
Operating expenses	2,420.3	1,848.7	874.2	5,143.2
Operating income	$1,259.3	$350.1	$(338.8)	1,270.6
Other income (expense) unallocated				(217.2)
Income from continuing operations				$1,053.4
Depreciation and amortization	$213.4	$134.2	$278.7	$626.3
Capital expenditures (1)	$207.1	$155.1	$35.1	$397.3
Total assets	$8,631.4	$3,699.1	$2,182.0	$14,512.5
Goodwill	$6,626.8	$1,990.2	$260.6	$8,877.6
(1) Capital expenditures include $26.1 million of capital leases.

As of and for the year ended December 31, 2013 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,524.7	$2,007.9	$530.8	$6,063.4
Operating expenses	2,289.1	1,704.7	1,006.7	5,000.5
Operating income	$1,235.6	$303.2	$(475.9)	1,062.9
Other income (expense) unallocated				(239.4)
Income from continuing operations				$823.5
Depreciation and amortization	$195.4	$128.8	$290.4	$614.6
Capital expenditures (1)	$202.2	$128.8	$22.1	$353.1
Total assets	$8,402.9	$3,376.7	$2,178.9	$13,958.5
Goodwill	$6,552.6	$1,686.8	$260.6	$8,500.0

(1) Capital expenditures include $16.9 million of capital leases.

Total assets as of December 31, 2015, 2014 and 2013 exclude $0.6 million, $8.0 million and $2.2 million, respectively related to discontinued operations.

Clients in Brazil, the United Kingdom, France and Germany accounted for the majority of the revenues from clients based outside of North America for all periods presented. Long-term assets, excluding goodwill and other intangible assets, located outside of the United States totaled $469.6 million and $379.3 million as of December 31, 2015 and 2014, respectively. These assets are predominantly located in Brazil, India, Germany and the United Kingdom.

Integrated Financial Solutions ("IFS")

The IFS segment is focused on serving the North American regional and community bank and savings institution market for transaction and account processing, payment solutions, channel solutions (including lending and wealth management solutions), digital channels, risk and compliance solutions, and services, capitalizing on the continuing trend to outsource these solutions. IFS also includes corporate liquidity and wealth management solutions acquired in the SunGard acquisition. IFS’ primary software applications function as the underlying infrastructure of a financial institution's processing environment. These applications include core bank processing software, which banks use to maintain the primary records of their customer accounts, and complementary applications and services that interact directly with the core processing applications. Clients in this segment include regional and community banks, credit unions and commercial lenders, as well as government institutions, merchants and other commercial organizations. This market is primarily served through integrated solutions and characterized by multi-year processing contracts that generate highly recurring revenues. The predictable nature of cash flows generated from this segment provides opportunities for further investments in innovation, product integration, information and security, and compliance in a cost effective manner.

Global Financial Solutions ("GFS")

The GFS segment is focused on serving the largest financial institutions around the globe with banking and payments solutions, as well as consulting and transformation services. The GFS segment has extended its reach through the SunGard acquisition, and now also delivers a broader array of capital markets and asset management solutions and services as well as insurance solutions and services.

GFS clients include the largest global financial institutions, including those headquartered in the United States, as well as all international financial institutions we serve as clients in more than 130 countries around the world. These institutions face unique business and regulatory challenges and account for the majority of financial institution information technology spend globally. The purchasing patterns of GFS clients vary from those of IFS clients who typically purchase solutions on an outsourced basis. GFS clients purchase our solutions and services in various ways including licensing and managing technology “in-house,” using consulting and third party service providers as well as fully outsourced end-to-end solutions. We have long-established relationships with many of these financial institutions that generate significant recurring revenue. GFS clients now also include asset managers, buy- and sell-side securities and trading firms, insurers and private equity firms due to the addition of SunGard. This segment also includes the Company's consolidated Brazilian Venture (see Note 5 of the Notes to the Consolidated Financial Statements).

Corporate and Other

The Corporate and Other segment consists of corporate overhead expense, certain leveraged functions and miscellaneous expenses that are not included in the operating segments, as well as certain non-strategic businesses. The business solutions in this segment include public sector and education, commercial services and check authorization. The overhead and leveraged costs relate to marketing, corporate finance and accounting, human resources, legal, and amortization of acquisition-related intangibles and other costs that are not considered when management evaluates revenue generating segment performance, such as acquisition integration and severance costs. The Corporate and Other segment also includes the impact on revenue for 2015 of adjusting SunGard's deferred revenue to fair value. The composition of our Corporate and Other segment changed with the new segment presentation in 2015. Specifically, costs such as sales, finance, human resources, risk and information security and other administrative support functions that are directly attributable to IFS or GFS are recorded to those reportable segments.

During 2015 the Company recorded transaction and other costs, including integration activity, related to recent acquisitions and other severance costs of $171.3 million and severance costs in connection with the reorganization and streamlining of operations in our GFS segment of $44.6 million. During 2014 the Company recorded transaction and other costs, including integration activity, related to recent acquisitions and other severance costs of $21.5 million. Additional charges of $129.1 million were recorded in 2013 related to the Capco contingent consideration adjustments discussed in Note 6.